                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08916

Morgan Stanley Information Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                         (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INFORMATION FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
   SHARES                                                                                      VALUE
-------------                                                                        ---------------

                 COMMON STOCKS (98.9%)
                 Aerospace & Defense (6.2%)
     130,200     Goodrich Corp.                                                          $5,245,758
     120,000     Lockheed Martin Corp.                                                    8,608,800
     130,200     Raytheon Co.                                                             5,803,014
                                                                                     ---------------
                                                                                         19,657,572
                                                                                     ---------------
                 Biotechnology (10.6%)
     106,100     Amgen Inc.*                                                              6,920,903
      96,500     Biogen Idec Inc.*                                                        4,470,845
      72,400     Genentech, Inc.*                                                         5,922,320
     130,200     Genzyme Corp.*                                                           7,948,710
      50,000     Gilead Sciences, Inc.*                                                   2,958,000
      82,000     Millipore Corp.*                                                         5,165,180
                                                                                     ---------------
                                                                                         33,385,958
                                                                                     ---------------
                 Commercial Printing/Forms (0.6%)
      71,500     VistaPrint Ltd. (Bermuda)*                                               1,911,910
                                                                                     ---------------

                 Computer Communications (2.2%)
     350,000     Cisco Systems, Inc.*                                                     6,835,500
                                                                                     ---------------

                 Computer Peripherals (1.5%)
     130,200     Network Appliance, Inc.*                                                 4,596,060
     192,300     Seagate Technology Inc. (a)*                                                     0
                                                                                     ---------------
                                                                                          4,596,060
                                                                                     ---------------
                 Computer Processing Hardware (5.9%)
     135,000     Apple Computer, Inc.*                                                    7,711,200
     200,000     Hewlett-Packard Co.                                                      6,336,000
     120,600     NCR Corp.*                                                               4,418,784
                                                                                     ---------------
                                                                                         18,465,984
                                                                                     ---------------
                 Data Processing Services (7.7%)
     115,000     Automatic Data Processing, Inc.                                          5,215,250
     115,000     Computer Sciences Corp.*                                                 5,570,600
     120,600     DST Systems, Inc.*                                                       7,175,700
     140,000     First Data Corp.                                                         6,305,600
                                                                                     ---------------
                                                                                         24,267,150
                                                                                     ---------------
                 Electronic Components (1.6%)
      75,000     MEMC Electronic Materials, Inc.*                                         2,812,500
      45,000     SanDisk Corp.*                                                           2,294,100
                                                                                     ---------------
                                                                                          5,106,600
                                                                                     ---------------
                 Electronic Equipment/Instruments (4.5%)
     115,000     Agilent Technologies, Inc.*                                              3,629,400
      82,000     Sunpower Corp. (Class A )*                                               2,297,640
     120,600     Tektronix, Inc.                                                          3,548,052
     130,200     Thermo Electron Corp.*                                                   4,718,448
                                                                                     ---------------
                                                                                         14,193,540
                                                                                     ---------------
                 Electronic Production Equipment (6.8%)
     130,200     Applied Materials, Inc.                                                  2,119,656
      50,000     FormFactor Inc.*                                                         2,231,500
     130,200     KLA-Tencor Corp.                                                         5,412,414
     130,200     Lam Research Corp.*                                                      6,069,924
     130,000     Novellus Systems, Inc.*                                                  3,211,000
     130,000     Synopsys, Inc.*                                                          2,440,100
                                                                                     ---------------
                                                                                         21,484,594
                                                                                     ---------------
                 Information Technology Services (6.2%)
     100,000     Amdocs Ltd. (Guernsey)*                                                  3,660,000
     100,000     Citrix Systems, Inc.*                                                    4,014,000

      35,000     Cognizant Technology Solutions Corp. (Class A)*                          2,357,950
     125,000     International Business Machines Corp.                                    9,602,500
                                                                                     ---------------
                                                                                         19,634,450
                                                                                     ---------------
                 Internet Software/Services (8.4%)
      85,000     Akamai Technologies, Inc.*                                               3,076,150
      30,000     Google, Inc. (Class A)*                                                 12,579,900
     180,200     Synchronoss Technologies, Inc.*                                          1,564,136
     280,500     Yahoo!, Inc.*                                                            9,256,500
                                                                                     ---------------
                                                                                         26,476,686
                                                                                     ---------------
                 Investment Banks/Brokers (1.1%)
       7,200     Chicago Mercantile Exchange Holdings, Inc.                               3,536,280
                                                                                     ---------------

                 Medical Specialties (3.9%)
      90,000     Bard (C.R.), Inc.                                                        6,593,400
     135,000     Boston Scientific Corp.*                                                 2,273,400
     100,000     St. Jude Medical, Inc.*                                                  3,242,000
                                                                                     ---------------
                                                                                         12,108,800
                                                                                     ---------------
                 Other Consumer Services (0.2%)
      40,900     Gmarket Inc. (ADR) (South Korea)*                                           628,633
                                                                                     ---------------

                 Packaged Software (9.8%)
     115,000     Adobe Systems, Inc.*                                                     3,491,400
     140,000     Autodesk, Inc.*                                                          4,824,400
     130,200     McAfee Inc.*                                                             3,159,954
     350,000     Microsoft Corp.                                                          8,155,000
     130,200     SAP AG (ADR) (Germany)                                                   6,838,104
     275,000     Symantec Corp.*                                                          4,273,500
                                                                                     ---------------
                                                                                         30,742,358
                                                                                     ---------------
                 Recreational Products (1.7%)
     124,780     Electronic Arts Inc.*                                                    5,370,531
                                                                                     ---------------

                 Semiconductors (13.4%)
     144,700     Advanced Micro Devices, Inc.*                                            3,533,574
     144,700     Altera Corp.*                                                            2,539,485
     130,200     Analog Devices, Inc.                                                     4,184,628
     130,000     Broadcom Corp. (Class A)*                                                3,906,500
     130,200     Cypress Semiconductor Corp.*                                             1,893,108
     130,200     Intel Corp.                                                              2,467,290
     125,000     Linear Technology Corp.                                                  4,186,250
      65,000     Marvell Technology Group, Ltd. (Bermuda)*                                2,881,450
     140,000     Maxim Integrated Products, Inc.                                          4,495,400
     130,200     Micron Technology, Inc.*                                                 1,960,812
     130,200     National Semiconductor Corp.                                             3,105,270
     130,200     Texas Instruments Inc.                                                   3,943,758
     139,900     Xilinx, Inc.                                                             3,168,735
                                                                                     ---------------
                                                                                         42,266,260
                                                                                     ---------------
                 Telecommunication Equipment (6.0%)
     130,200     Corning, Inc.*                                                           3,149,538
     130,200     Harris Corp.                                                             5,404,602
     130,200     Motorola, Inc.                                                           2,623,530
     135,000     Nokia Corp. (ADR) (Finland)                                              2,735,100
     125,000     QUALCOMM, Inc.                                                           5,008,750
                                                                                     ---------------
                                                                                         18,921,520
                                                                                     ---------------
                 Wireless Telecommunications (0.6%)
      35,000     NII Holdings, Inc.(Class B)*                                             1,973,300
                                                                                     ---------------

                 TOTAL COMMON STOCKS
                   (Cost $338,604,966)                                                   311,563,686
                                                                                     ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
----------------------
                          SHORT-TERM INVESTMENT (0.4%)
                          REPURCHASE AGREEMENT
               $1,255     Joint repurchase agreement account
                          5.18% due 07/03/06 (dated 6/30/06;
                          proceeds $1,255,542) (b)
                          (Cost $1,255,000)                                               1,255,000
                                                                                    ---------------

                          TOTAL INVESTMENTS
                            (Cost $339,859,966) (c)                     99.3%           312,818,686
                          OTHER ASSETS IN EXCESS OF LIABILITIES          0.7              1,996,056
                                                                       ---------     ---------------
                          NET ASSETS                                    100.0%         $314,814,742
                                                                       =========     ===============

----------------------

          ADR  American Depositary Receipt.
          *    Non-income producing security.
          (a)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's
               Trustees.
          (b)  Collateralized by federal agency and U.S. Treasury obligations.
          (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $8,973,991 and the aggregate gross unrealized depreciation is $36,015,271 resulting in net
               unrealized depreciation of $27,041,280.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Information Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Information Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 10, 2006

                                         /s/ Francis Smith
                                         Francis Smith
                                         Principal Financial Officer

                                       5